Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INDEX TRUST, INC.
Entity Central Index Key	0000858581
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000161835
Shareholder Report [Line Items]
Fund Name	Mid-Cap Index Fund
Class Name	Investor Class
Trading Symbol	TRMNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Investor Class	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mid-cap U.S. stocks rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Financials names produced robust results during the period, thanks in part to lower short-term interest rates and strong equity market gains. Capital markets companies performed very well during the year, as Robinhood Markets advanced strongly. The industrials and business services sector also generated strong gains during the period; the aerospace and defense segment performed particularly well, led by Rocket Lab.

  Consumer staples was the only sector to detract from absolute returns during the reporting period. Personal care products companies were particularly weak, dragged down by BellRing Brands.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. By replicating the structure of the Russell Select Mid Cap Index, our intention is to closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Index Fund (Investor Class)	12.54%	6.67%	12.25%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Select Mid Cap Index (Strategy Benchmark)	12.73	6.93	12.47

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 347,465,000
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ (191,000)
InvestmentCompanyPortfolioTurnover	39.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$347,465 Number of Portfolio Holdings515
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.2%
Information Technology	18.9
Financials	16.7
Consumer Discretionary	11.6
Health Care	10.0
Communication Services	6.2
Real Estate	4.8
Materials	4.8
Energy	3.2
Other	4.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Spotify Technology	1.9%
Marvell Technology	1.5
Snowflake	1.5
Cloudflare	1.3
Vertiv Holdings	1.3
NU Holdings	1.2
Alnylam Pharmaceuticals	1.0
ROBLOX	1.0
Anglogold Ashanti	0.9
Ferguson Enterprises	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000161836
Shareholder Report [Line Items]
Fund Name	Mid-Cap Index Fund
Class Name	I Class
Trading Symbol	TRMSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - I Class	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mid-cap U.S. stocks rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Financials names produced robust results during the period, thanks in part to lower short-term interest rates and strong equity market gains. Capital markets companies performed very well during the year, as Robinhood Markets advanced strongly. The industrials and business services sector also generated strong gains during the period; the aerospace and defense segment performed particularly well, led by Rocket Lab.

  Consumer staples was the only sector to detract from absolute returns during the reporting period. Personal care products companies were particularly weak, dragged down by BellRing Brands.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. By replicating the structure of the Russell Select Mid Cap Index, our intention is to closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Index Fund (I Class)	12.57%	6.78%	12.37%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Select Mid Cap Index (Strategy Benchmark)	12.73	6.93	12.47

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 347,465,000
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ (191,000)
InvestmentCompanyPortfolioTurnover	39.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$347,465 Number of Portfolio Holdings515
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.2%
Information Technology	18.9
Financials	16.7
Consumer Discretionary	11.6
Health Care	10.0
Communication Services	6.2
Real Estate	4.8
Materials	4.8
Energy	3.2
Other	4.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Spotify Technology	1.9%
Marvell Technology	1.5
Snowflake	1.5
Cloudflare	1.3
Vertiv Holdings	1.3
NU Holdings	1.2
Alnylam Pharmaceuticals	1.0
ROBLOX	1.0
Anglogold Ashanti	0.9
Ferguson Enterprises	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219328
Shareholder Report [Line Items]
Fund Name	Mid-Cap Index Fund
Class Name	Z Class
Trading Symbol	TRSZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mid-cap U.S. stocks rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Financials names produced robust results during the period, thanks in part to lower short-term interest rates and strong equity market gains. Capital markets companies performed very well during the year, as Robinhood Markets advanced strongly. The industrials and business services sector also generated strong gains during the period; the aerospace and defense segment performed particularly well, led by Rocket Lab.

  Consumer staples was the only sector to detract from absolute returns during the reporting period. Personal care products companies were particularly weak, dragged down by BellRing Brands.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. By replicating the structure of the Russell Select Mid Cap Index, our intention is to closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Mid-Cap Index Fund (Z Class)	12.75%	6.94%	20.51%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell Select Mid Cap Index (Strategy Benchmark)	12.73	6.93	20.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 347,465,000
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ (191,000)
InvestmentCompanyPortfolioTurnover	39.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$347,465 Number of Portfolio Holdings515
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.2%
Information Technology	18.9
Financials	16.7
Consumer Discretionary	11.6
Health Care	10.0
Communication Services	6.2
Real Estate	4.8
Materials	4.8
Energy	3.2
Other	4.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Spotify Technology	1.9%
Marvell Technology	1.5
Snowflake	1.5
Cloudflare	1.3
Vertiv Holdings	1.3
NU Holdings	1.2
Alnylam Pharmaceuticals	1.0
ROBLOX	1.0
Anglogold Ashanti	0.9
Ferguson Enterprises	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless